Inventory Purchase Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Purchase Commitments Disclosure [Abstract]
Purchase Commitment, Excluding Long-term Commitment [Table Text Block]	The following table presents the movement of the liability for inventory purchase commitment from 2016 to 2018:

	Year ended December 31,
	2016	20/17	2018
	RMB	RMB	RMB	US$

Beginning balance	(1,322,448)	(1,412,748)	(1,330,716)	(193,545)
(Additions)/reversal - foreign exchange	(90,300)	82,032	(67,002)	(9,745)
Ending balance	(1,412,748)	(1,330,716)	(1,397,718)	(203,290)

Schedule Of Reserve Against Inventory Purchase Prepayment [Table Text Block]
The following table presents the movement of the reserve against inventory purchase prepayments for Supplier C:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Beginning balance	(609,184)	(619,856)	(623,474)	(90,681)
Additions	(10,672)	(3,618)	(20,199)	(2,938)
Ending balance	(619,856)	(623,474)	(643,673)	(93,619)